LOANS RECEIVABLE, NET (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	$ 90,512,332	$ 85,781,293	$ 76,789,662
Percentage of loan receivable by credit quality indicator	100.00%	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	86,157,113	82,733,094	76,524,829
Percentage of loan receivable by credit quality indicator	95.20%	96.40%	99.60%
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	1,562,525	1,344,320	141,543
Percentage of loan receivable by credit quality indicator	1.70%	1.60%	0.20%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	162,764	117,826	39,317
Percentage of loan receivable by credit quality indicator	0.20%	0.10%	0.10%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	2,629,930	1,586,053	83,973
Percentage of loan receivable by credit quality indicator	2.90%	1.90%	0.10%
Loss Member
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator
Percentage of loan receivable by credit quality indicator	0.00%	0.00%	0.00%